Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Components of Income Before Income Taxes

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Income before income taxes:
Parent company and domestic subsidiaries	651,852	1,621,013	1,685,909
Foreign subsidiaries	751,797	820,067	1,206,919

	1,403,649	2,441,080	2,892,828

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Current income tax expense:
Parent company and domestic subsidiaries	178,662	634,458	552,122
Foreign subsidiaries	213,016	189,629	368,234

Total current	391,678	824,087	920,356

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	140,041	(122,898)	(77,653)
Foreign subsidiaries	19,967	66,619	50,766

Total deferred	160,008	(56,279)	(26,887)

Total provision	551,686	767,808	893,469

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2013	2014	2015
Statutory tax rate	37.6%	37.6%	35.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.6	2.2	1.5
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.8	1.5	1.0
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	4.1	3.0	2.5
Valuation allowance	1.7	(4.3)	(0.5)
Tax credits	(3.1)	(6.5)	(5.3)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(4.8)	(3.2)	(2.4)
Unrecognized tax benefits adjustments	0.1	0.0	3.2
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	0.0	0.9	(1.9)
Other	1.3	0.3	(2.4)

Effective income tax rate	39.3%	31.5%	30.9%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2014	2015
Deferred tax assets
Accrued pension and severance costs	179,159	184,215
Accrued expenses and liabilities for quality assurances	523,473	573,246
Other accrued employees’ compensation	126,721	126,366
Operating loss carryforwards for tax purposes	164,070	259,896
Tax credit carryforwards	51,046	42,059
Property, plant and equipment and other assets	213,799	220,226
Other	307,443	288,012

Gross deferred tax assets	1,565,711	1,694,020
Less - Valuation allowance	(189,894)	(169,811)

Total deferred tax assets	1,375,817	1,524,209

Deferred tax liabilities
Unrealized gains on securities, net	(608,428)	(810,192)
Undistributed earnings of foreign subsidiaries	(37,556)	(27,692)
Undistributed earnings of affiliated companies accounted for by the equity method	(663,249)	(686,692)
Basis difference of acquired assets	(35,261)	(31,946)
Lease transactions	(828,911)	(1,162,540)
Other	(39,286)	(21,597)

Gross deferred tax liabilities	(2,212,691)	(2,740,659)

Net deferred tax liability	(836,874)	(1,216,450)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2014	2015
Deferred tax assets
Deferred income taxes (Current assets)	866,386	978,179
Investments and other assets - Other	133,537	132,548
Deferred tax liabilities
Other current liabilities	(24,951)	(28,708)
Deferred income taxes (Long-term liabilities)	(1,811,846)	(2,298,469)

Net deferred tax liability	(836,874)	(1,216,450)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2013, 2014 and 2015 consist of the following:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Valuation allowance at beginning of year	309,268	284,835	189,894
Additions	38,285	23,390	34,485
Deductions	(70,986)	(128,928)	(50,247)
Other	8,268	10,597	(4,321)

Valuation allowance at end of year	284,835	189,894	169,811

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2013, 2014 and 2015 is as follows:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Balance at beginning of year	16,901	22,447	19,393
Additions based on tax positions related to the current year	2,401	310	593
Additions for tax positions of prior years	4,339	491	94,852
Reductions for tax positions of prior years	(1,619)	(1,273)	(4,015)
Reductions for tax positions related to lapse of statute of limitations	—	—	(58)
Reductions for settlements	(2,776)	(3,771)	(98,929)
Other	3,201	1,189	1,808

Balance at end of year	22,447	19,393	13,644